Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Accounts Receivable

The following is a summary of the Company’s accounts receivable at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023

Accounts receivable	$1,636,306	$1,274,112
Less: allowance for doubtful accounts	81,772	81,772
Accounts receivable - net	$1,554,534	$1,192,340

The following is a summary of the Company’s accounts receivable at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

Accounts receivable	$1,274,112	$766,692
Less: allowance for doubtful accounts	81,772	-
Accounts receivable – net	$1,192,340	$766,692

Schedule of Concentration of Risk

The Company has the following concentrations related to its sales, accounts receivable and vendor purchases greater than 10% of their respective totals:

Sales

	Nine Months Ended September 30,
Customer	2024	2023
A	20.41%	21.83%
B	10.46%	12.27%
Total	30.87%	34.10%

Accounts Receivable

	Nine Months Ended September 30,	Year Ended December 31, 2023
Customer	2024	2023
A	39.09%	46.57%
B	14.62%	13.50%
Total	53.71%	60.07%

Vendor Purchases

	Nine Months Ended September 30,
Vendor	2024	2023
A	42.86%	50.30%
B	43.39%	37.21%
C	13.62%	11.65%
Total	99.87%	99.16%

The Company has the following concentrations related to its sales, accounts receivable and vendor purchases greater than 10% of their respective totals:

Sales

	Year Ended December 31,
Customer	2023	2022
A	22.19%	11.46%
B	12.07%	11.26%
C	0.00%	31.75%
Total	34.26%	54.47%

Accounts Receivable

	Year Ended December 31,
Customer	2023	2022
A	46.57%	47.48%
B	13.50%	0%
Total	60.07%	47.48%

Vendor Purchases

	Year Ended December 31,
Vendor	2023	2022
A	48.93%	78.62%
B	38.29%	17.91%
C	12.11%	3.15%
Total	99.33%	99.68%

Schedule of Disaggregation of Revenue

The following represents the Company’s disaggregation of revenues for the nine months ended September 30, 2024 and 2023:

	Nine Months Ended September 30,
	2024		2023
	Revenue	% of Revenues	Revenue	% of Revenues

Fuel sales	$20,249,067	96.53%	$17,129,808	97.74%
Other	728,793	3.47%	395,869	2.26%
Total Sales	$20,977,860	100.00%	$17,525,677	100.00%

The following represents the Company’s disaggregation of revenues for the years ended December 31, 2023 and 2022:

	Years Ended December 31,
	2023		2022
	Revenue	% of Revenues	Revenue	% of Revenues

Fuel sales	$22,677,304	97.68%	$14,860,475	98.78%
Other	539,119	2.32%	184,246	1.22%
Total Sales	$23,216,423	100.00%	$15,044,721	100.00%

Schedule of Dilutive Equity Securities Outstanding

The following potentially dilutive equity securities outstanding as of September 30, 2024 and 2023 were as follows:

	September 30, 2024	September 30, 2023
Series A, preferred stock	1,644,022	-
Series B, preferred stock	724,638	-
Series A, preferred stock - dividends	164,402
Series B, preferred stock - dividends	72,464
Warrants (vested)	52,297	81,452
Total common stock equivalents	2,657,822	81,452

The following potentially dilutive equity securities outstanding as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Stock options (vested)	-	11,254
Warrants (vested)	81,452	81,452
Total common stock equivalents	81,452	92,706

Schedule of Unrealized Gains, Losses, and Fair Value

The following is a summary of the unrealized gains, losses, and fair value by investment type at December 31, 2023 and 2022, respectively:

December 31, 2023	Amortized Cost	Gross Unrealized Losses	Fair Value

Corporate Bonds	$-	$-	$-

December 31, 2022	Amortized Cost	Gross Unrealized Losses	Fair Value

Corporate Bonds	$2,164,672	$(44,590)	$2,120,082

Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities

The table below summarizes the estimated fair value of the assets acquired and liabilities assumed:

Consideration

Cash	$1,800,000
Note payable	3,700,000

Fair value of consideration transferred	$5,500,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

License agreements	$4,900,000
Trademarks/Tradenames	600,000
Total assets acquired	5,500,000

Total liabilities assumed	-

Total identifiable net assets	5,500,000

Goodwill	$-

Schedule of Merketable Securities Related Party Measured at Fair Value

The following table summarizes the Company’s marketable securities – related party measured at fair value on a recurring basis by level within the fair value hierarchy:

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities - related party	$12,703,491	$-	$-	$12,703,491
Total Assets	$12,703,491	$-	$-	$12,703,491

December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities - related party	$-	$-	$-	$-
Total Assets	$-	$-	$-	$-

Schedule of Property Plant and Vehicle Deprication Over Years

At December 31, 2023, property and equipment consisted of one vehicle (acquired in 2023), which is being depreciated over an estimated useful life of five years as follows:

Vehicle	$88,734
Less: accumulated depreciation	9,992
Vehicle – net	$78,742